Share Based Compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate	88.00%	88.00%	88.00%	88.00%	88.00%
Top of range
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate	95.00%	95.00%	95.00%	95.00%	95.00%
Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Weighted average price of the shares at the time of options exercised | (per share)	¥ 295.12		$ 330.2	¥ 288.49	$ 322.79	¥ 259.00		$ 289.79
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Weighted average price of the shares at the time of options exercised | (per share)	¥ 51.94	$ 7.46				¥ 25.48	$ 3.66
Restricted Share Units
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (l/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after	one-fourth (l/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after	one-fourth (l/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after
Weighted average fair value at measurement date, share options granted	¥ 49.22	$ 49.22	$ 49.22	¥ 42.61	$ 42.61	¥ 22.70	$ 22.70	$ 22.70	$ 7.07	$ 6.12	$ 3.26
Restricted Share Units | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third (1/3) or one-fourth (1/4) shall vest accordingly. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant.	RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third (1/3) or one-fourth (1/4) shall vest accordingly. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant.	RSUs are subject to a three-year or four-year vesting schedule, and each year after the grant date, one-third (1/3) or one-fourth (1/4) shall vest accordingly. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of seven years from the date of grant.
Stock Option
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year	One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year	One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year
Stock Option | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth (1/4) upon the first anniversary of the grant date, and one-fourth (1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth (1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth (1/5) every year after.	Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth (1/4) upon the first anniversary of the grant date, and one-fourth (1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth (1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth (1/5) every year after.	Share options granted are generally subject to a four-year or five-year vesting schedule as determined by the board of directors of Tencent. Under the four-year vesting schedule, share options in general vest one-fourth (1/4) upon the first anniversary of the grant date, and one-fourth (1/4) every year after. Under the five-year vesting schedule, depending on the nature and purpose of the grant, share options in general vest one-fifth (1/5) upon the first or second anniversary of the grant date, respectively, as provided in the grant agreement, and one-fifth (1/5) every year after.
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Weighted average price of the shares at the time of options exercised | (per share)	¥ 47.27	$ 6.79
First Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter.	one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter.	one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter.
Second Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years).	one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years).	one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one year period (which means that the whole vesting schedule shall be shortened from four years to three years).
Third Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.	all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.	all options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of common shares reserved for future issuance	96,704,847	96,704,847	96,704,847